Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32575
Entity Registrant Name	Shell plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Shell Centre
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 7NA
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001306965
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Shell Centre
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 7NA
Entity Address, Country	GB
Contact Personnel Name	Linda M. Coulter, Company Secretary
City Area Code	0044-20
Local Phone Number	7934-1234
Contact Personnel Email Address	linda.coulter@shell.com
A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,101,239,499
B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,582,892,954
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares representing two ordinary sharesof the issuer with a nominal value of €0.07 each
Trading Symbol	SHEL
Security Exchange Name	NYSE
0.375% Guaranteed Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	0.375% Guaranteed Notes due 2023
Trading Symbol	SHEL/23B
Security Exchange Name	NYSE
3.5% Guaranteed Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	3.5% Guaranteed Notes due 2023
Trading Symbol	SHEL/23
Security Exchange Name	NYSE
Floating Rate Guaranteed Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Guaranteed Notes due 2023
Trading Symbol	SHEL/23A
Security Exchange Name	NYSE
2% Guaranteed Notes Due 2024
Document Information [Line Items]
Title of 12(b) Security	2% Guaranteed Notes due 2024
Trading Symbol	SHEL/24
Security Exchange Name	NYSE
3.25% Guaranteed Notes Due 2025
Document Information [Line Items]
Title of 12(b) Security	3.25% Guaranteed Notes due 2025
Trading Symbol	SHEL/25
Security Exchange Name	NYSE
2.5% Guaranteed Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security	2.5% Guaranteed Notes due 2026
Trading Symbol	SHEL/26
Security Exchange Name	NYSE
2.875% Guaranteed Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security	2.875% Guaranteed Notes due 2026
Trading Symbol	SHEL/26A
Security Exchange Name	NYSE
3.875% Guaranteed Notes Due 2028
Document Information [Line Items]
Title of 12(b) Security	3.875% Guaranteed Notes due 2028
Trading Symbol	SHEL/28
Security Exchange Name	NYSE
2.375% Guaranteed Notes Due 2029
Document Information [Line Items]
Title of 12(b) Security	2.375% Guaranteed Notes due 2029
Trading Symbol	SHEL/29
Security Exchange Name	NYSE
2.75% Guaranteed Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	2.75% Guaranteed Notes due 2030
Trading Symbol	SHEL/30
Security Exchange Name	NYSE
4.125% Guaranteed Notes Due 2035
Document Information [Line Items]
Title of 12(b) Security	4.125% Guaranteed Notes due 2035
Trading Symbol	SHEL/35
Security Exchange Name	NYSE
6.375% Guaranteed Notes Due 2038
Document Information [Line Items]
Title of 12(b) Security	6.375% Guaranteed Notes due 2038
Trading Symbol	SHEL/38
Security Exchange Name	NYSE
5.5% Guaranteed Notes Due 2040
Document Information [Line Items]
Title of 12(b) Security	5.5% Guaranteed Notes due 2040
Trading Symbol	SHEL/40
Security Exchange Name	NYSE
2.875% Guaranteed Notes Due 2041
Document Information [Line Items]
Title of 12(b) Security	2.875% Guaranteed Notes due 2041
Trading Symbol	SHEL/41
Security Exchange Name	NYSE
3.625% Guaranteed Notes Due 2042
Document Information [Line Items]
Title of 12(b) Security	3.625% Guaranteed Notes due 2042
Trading Symbol	SHEL/42
Security Exchange Name	NYSE
4.55% Guaranteed Notes Due 2043
Document Information [Line Items]
Title of 12(b) Security	4.55% Guaranteed Notes due 2043
Trading Symbol	SHEL/43
Security Exchange Name	NYSE
4.375% Guaranteed Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	4.375% Guaranteed Notes due 2045
Trading Symbol	SHEL/45
Security Exchange Name	NYSE
3.75% Guaranteed Notes Due 2046
Document Information [Line Items]
Title of 12(b) Security	3.75% Guaranteed Notes due 2046
Trading Symbol	SHEL/46
Security Exchange Name	NYSE
4.00% Guaranteed Notes Due 2046
Document Information [Line Items]
Title of 12(b) Security	4.00% Guaranteed Notes due 2046
Trading Symbol	SHEL/46A
Security Exchange Name	NYSE
3.125% Guaranteed Notes Due 2049
Document Information [Line Items]
Title of 12(b) Security	3.125% Guaranteed Notes due 2049
Trading Symbol	SHEL/49
Security Exchange Name	NYSE
3.25% Guaranteed Notes Due 2050
Document Information [Line Items]
Title of 12(b) Security	3.25% Guaranteed Notes due 2050
Trading Symbol	SHEL/50
Security Exchange Name	NYSE
3.00% Guaranteed Notes Due 2051
Document Information [Line Items]
Title of 12(b) Security	3.00% Guaranteed Notes due 2051
Trading Symbol	SHEL/51
Security Exchange Name	NYSE